Convertible debenture (Tables)	12 Months Ended
Dec. 31, 2024
Unsecured Convertible Debenture [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of convertible debenture [Table Text Block]
	December 31, 2024	December 31, 2023	December 31, 2022
Opening balance	$785,129	$-	$-
Principal issued	-	1,000,000	-
Equity portion	-	(37,219)	-
Capitalized transaction costs	-	(17,641)	-
Detachable warrants	-	(185,426)	-
Accretion	54,003	25,415	-
Ending balance, classified as long-term	$839,132	$785,129	$-

Convertible Debenture [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of convertible debenture [Table Text Block]
Convertible Debenture	December 31, 2024	December 31, 2023	December 31, 2022
Opening balance	$2,698,761	$-	$-
Principal issued	-	4,068,300	-
Capitalized transaction costs	-	(4,058)	-
Detachable warrants	-	(212,959)	-
Derivative liability	-	(1,171,660)	-
Accretion	380,338	87,050	-
Foreign exchange	259,453	(67,912)	-
Ending balance, classified as short-term	$3,338,552	$2,698,761	$-

Derivative Liability [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of convertible debenture [Table Text Block]
Derivative Liability	December 31, 2024	December 31, 2023	December 31, 2022
Opening balance	$1,027,427	$-	$-
Original valuation	-	1,171,660	-
Foreign exchange	84,377	(26,585)	-
Fair value adjustment	(86,001)	(117,648)	-
Ending balance, classified as short-term	$1,025,803	$1,027,427	$-